General and administrative expenses	12 Months Ended
Dec. 31, 2020
General and administrative expenses
General and administrative expenses

15.            General and administrative expenses

	December 31,	December 31,	December 31,
	2020	2019	2018
Rent	$616,968	$320,927	$376,746
Office expenses	1,331,356	1,192,785	728,974
Legal and professional	2,073,022	1,393,004	1,151,069
Consulting fees	1,323,803	1,512,126	919,418
Investor relations	316,145	249,322	474,375
Salaries	3,164,023	1,433,196	586,160
	$8,825,317	$6,101,360	$4,236,742